Non-controlling Interest	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Non-controlling Interest
NOTE 50. NON-CONTROLLING INTEREST

The following tables provide information about each subsidiary that has a non-controlling interest.

The non-controlling equity investment percentages and votes as of the indicated dates are as follows:

Company	Place of Business	12.31.19	12.31.18
Cobranzas Regionales S.A.	Córdoba – Argentina	17.00%	17.00%
Galicia Broker Asesores de Seguros S.A.	Autonomous City of Buenos Aires – Argentina	0.01%	0.01%
Galicia Retiro Compañía de Seguros S.A.	Autonomous City of Buenos Aires – Argentina	0.00%	0.00%
Galicia Seguros S.A.	Autonomous City of Buenos Aires – Argentina	0.00%	0.00%
Naranja Digital Compañía Financiera S.A.U.	Autonomous City of Buenos Aires – Argentina	17.00%	—
Ondara S.A.	Autonomous City of Buenos Aires – Argentina	16.15%	16.15%
Tarjeta Naranja S.A.	Córdoba – Argentina	17.00%	17.00%
Tarjetas Regionales S.A.	Autonomous City of Buenos Aires – Argentina	17.00%	17.00%
Changes in the Group’s non-controlling interests as of the indicated dates were as follows:

Company	Balance as of 12.31.18	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.19
Cobranzas Regionales S.A.	17,869	—	—	(37,434)	(19,565)
Galicia Broker Asesores de Seguros S.A.	3	—	—	—	3
Galicia Retiro Compañía de Seguros S.A.	3	—	—	—	3
Galicia Seguros S.A.	4	—	—	—	4
Naranja Digital Compañía Financiera S.A.U.	—	—	—	(15,074)	(15,074)
Ondara S.A.	9,299	—	—	(939)	8,360
Tarjeta Naranja S.A.	2,292,912	—	—	233,816	2,526,728
Tarjetas Regionales S.A.	329,725	132,203	—	(69,375)	392,553

Total	2,649,815	132,203	—	110,994	2,893,012

Company	Balance as of 12.31.17	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.18
Cobranzas Regionales S.A.	20,430	—	—	(2,561)	17,869
Galicia Broker Asesores de Seguros S.A.	3	—	—	—	3
Galicia Retiro Compañía de Seguros S.A.	3	—	—	—	3
Galicia Seguros S.A.	4	—	—	—	4
Galicia Valores S.A.	—	—	—	—	—
Ondara S.A.	10,882	—	80	(1,663)	9,299
Tarjeta Naranja S.A.	4,178,765	(1,185,236)	(211,415)	(489,202)	2,292,912
Tarjetas Regionales S.A.	333,323	—	62,441	(66,039)	329,725

Total	4,543,410	(1,185,236)	(148,894)	(559,465)	2,649,815

Summary information on subsidiaries is detailed in Note 15.